EARNINGS (LOSS) PER SHARE - Diluted earnings (losses) per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Diluted earnings per share
Resulted of the period attributable to controlling shareholders'	R$ 10,035,111	R$ (2,057,101)	R$ 7,277,867	R$ (15,479,631)	R$ (15,479,631)
Weighted average number of shares in the period (except treasury shares)			1,349,222		1,349,222
Adjustment by stock options			237
Weighted average number of shares (diluted)			1,349,459		1,349,222
Diluted loss per common share - R$	R$ 7.43640	R$ (1.52466)	R$ 5.39318	R$ (11.47301)	R$ (11.47301)